Principal accounting policies (Schedule of Property and Equipment Useful Life) (Details)	12 Months Ended
Dec. 31, 2013
Computers and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computers and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life description	Over the shorter of lease terms or the estimated useful lives of assets